EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              dated August 1, 2004

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             dated December 1, 2004

                       EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                                dated May 2, 2005

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                     EATON VANCE RHODE ISAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
               Supplement to Statements of Additional Information
                               dated May 30, 2005

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                Supplement to Statement of Additional Information
                               dated June 1, 2005

                        EATON VANCE MUNICIPAL BOND FUND
               Supplement to Statement of Additional Information
                               dated May 2, 2005

                          (collectively, "the Funds")





The following paragraph is added between "Liquidity and Protective Put Options" and "Variable Rate Obligations" under "Strategies and Risks".


OTC OPTIONS. Each Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. Each Fund may enter into such arrangements on up to 5% of the value of such Fund's assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.




June 23, 2005

                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                Supplement to Statement of Additional Information
                               dated June 1, 2005




The following paragraph is added between "Liquidity and Protective Put Options" and "Variable Rate Obligations" under "Strategies and Risks".


OTC OPTIONS. The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. The Fund may enter into such arrangements on up to 5% of the value of the Fund's assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.




June 23, 2005